Post-retirement benefit obligations - Reconciliation (Details) - Healthcare - Benefit obligation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	R 4,093	R 4,243
Movements recognised in the income statement:	467	485
current service cost	63	66
interest cost	404	420
curtailments and settlements		(1)
Actuarial (gains) losses recognised in other comprehensive income:	(1,040)	(460)
arising from changes in financial assumptions	(982)	(286)
arising from changes in demographic assumptions	(3)
arising from change in actuarial experience	(55)	(174)
Benefits paid	(202)	(181)
Transferred to held for sale assets	(8)
Translation of foreign operations	67	6
Ending balance	3,377	4,093
South Africa
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	3,825	3,995
Movements recognised in the income statement:	440	459
current service cost	45	53
interest cost	395	407
curtailments and settlements		(1)
Actuarial (gains) losses recognised in other comprehensive income:	(1,085)	(468)
arising from changes in financial assumptions	(1,026)	(293)
arising from change in actuarial experience	(59)	(175)
Benefits paid	(180)	(161)
Transferred to held for sale assets	(8)
Ending balance	2,992	3,825
US
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	268	248
Movements recognised in the income statement:	27	26
current service cost	18	13
interest cost	9	13
Actuarial (gains) losses recognised in other comprehensive income:	45	8
arising from changes in financial assumptions	44	7
arising from changes in demographic assumptions	(3)
arising from change in actuarial experience	4	1
Benefits paid	(22)	(20)
Translation of foreign operations	67	6
Ending balance	R 385	R 268